Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Lease Payments Under Non-cancelable Operating Lease

Future minimum lease payments under non-cancelable operating lease agreements were as follows:

For the year ending December 31,
2012	$133,837,219
2013	60,826,323
2014	29,019,843
2015	16,897,988
2016 and thereafter	14,971,826

Total	$255,553,199